PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT
Schedule of property and equipment

	December 31,
	2012	2013
Equipment and office furniture	14,554	18,522
Motor vehicles	43	44
Software	262	283
Leasehold improvement	1,137	1,224
	15,996	20,073
Less: Accumulated depreciation and amortization	(5,801)	(9,332)
	10,195	10,741

Schedule of estimated depreciation and amortization expenses from existing property and equipment

The Company estimated its depreciation and amortization expenses from its existing property and equipment as of December 31, 2013 in the future as follows:

2014	3,599
2015	3,075
2016	2,602
2017	1,294
2018	171
2019 and thereafter	—
10,741